Significant accounting judgments, estimates and assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant accounting judgments, estimates and assumptions
Tax loss carry-forwards used	$ 214,460	$ 154,353	$ 16,378